Average Annual Total Returns - FidelityAgriculturalProductivityWaterSustainabilityFunds-ComboPRO - FidelityAgriculturalProductivityWaterSustainabilityFunds-ComboPRO - Fidelity Agricultural Productivity Fund
	Jul. 29, 2023
Fidelity Agricultural Productivity Fund | Return Before Taxes
Average Annual Return:
Past 1 year	13.69%
Since Inception	32.73%
Fidelity Agricultural Productivity Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	13.37%
Since Inception	32.45%
Fidelity Agricultural Productivity Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	8.32%
Since Inception	26.18%
MS159
Average Annual Return:
Past 1 year	(18.07%)
Since Inception	12.12%	[1]
IXXIQ
Average Annual Return:
Past 1 year	6.89%
Since Inception	30.41%	[1]

[1]	A From April 16, 2020 .